Annual Fund Operating Expenses - T. ROWE PRICE Capital Appreciation Market Opportunities ETF [Member]	May 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%